RELATED PARTY TRANSACTIONS	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

NOTE 9 – RELATED PARTY TRANSACTIONS

Due to officer

The Due to officer is due on demand, does not bear interest and is unsecured. On June 14, 2022, the CEO William J Delgado Paid a convertible note payment in the amount of $27,175. During the nine--month period ending September 30,,2022, he Company paid Mr. Delgado a total of $75,218 for his salary and a partial repayment for the convertible note payment. The balance owing to Mr. Delgado of $11,957 was paid off on July 7.2022.

Due to Related Party

During the nine months ended September 30, 2022 the Company advanced Eco-Growth Strategies, Inc. a related entity $190,427 to cover operating expenses. At September 30, 2022, the Company has a receivable of $52,000 from Eco Growth.

Accrued Compensation

As of September 30, 2022, and December 31, 2021, we had a $50,000 and 0 payable to William J. Delgado and $110,834 and $90,834 payable to Jerome Gomolski, respectively. Accrued compensation is included in Accrued expenses.

		William	Jerome
	Total	Delgado	Gomolski
Balance December 31, 2021	$90,834	$50,000	$90,834
Q1-Q3 2022 Salary	225,000	202,838	45,000
Payments, Q1-Q3	(215,337)	(252,838)	(25,000)
Balance September 30, 2022	$100,497	$0	$110,834

RLT Consulting

As of September 30, 2022, and December 31, 2021, the Company had a note payable to RLT Consulting and a consulting agreement see (see Note 5). RLT Consulting is owned by Ross Trevino, a Vice President of the Company.

Accounts Payable

	September30,	December 31,
	2022	2021
RLT Consulting	$21,591	$21,591
Jerry Gomolski	25,000	25,000
Charter 804CS	20,099	20,099
Gary Gray	12,000	12,000
	$78,690	$78,690

During August 2017, Dragon Acquisitions, an entity owned by William Delgado, a related party, and an individual lender entered into a Promissory Note agreement for $20,000 as well as $2,000 in interest to accrue through maturity on August 31, 2018, for a total of $22,000 due on August 31, 2018. Dragon Acquisition assumed payment of a payable of the Company and the Company took on the note. The Company defaulted on the note at maturity in August 2018. The lender has extended the maturity date to December 31, 2021. The $22,000 note remained outstanding as of March 31, 2022, and December 31, 2021, and through the date of this report.

The June 2018 note bears a personal guarantee by William Delgado, the Chief Executive Officer of the Company. As further security for the note, Mr. Delgado has also pledged the 1,000,000 Convertible Preferred Shares of the Company that he owns, as well as 5,000,000 common shares of SHMP, another public company in which Mr. Delgado is a director and Chief Financial Officer.

NOTE 9 – RELATED PARTY TRANSACTIONS

Due to officer

During 2021 Mr. Delgado paid off approximately $390,000 of the Company’s debt. The Company paid Mr. Delgado approximately $1,326,000 which included repayment for amounts paid for the notes and compensation. The Company owes Mr. Delgado $50,000 at December 31, 2021 for money advanced.

As of December 31, 2020, the Company owes Mr. Delgado approximately $64,000 in accrued compensation and approximately $253,000 which are included in ‘accrued expenses’ and ‘due to officer’, respectively.

Due from Related Party

During the year ended December 31, 2021, the Company advanced Eco Growth Strategies, a related entity, $80,195 to cover administrative costs and legal expense.

RLT Consulting

On December 31, 2021, the company had a note payable to RLT consulting and a consulting agreement see (Note 5). RLT Consulting is owned by Ross Trevino, a Vice President of GDSI Inc. As of December 31, 2021, and 2020 RLT was owed $919,500 and $799,500, respectively, which is included in ‘notes payable’.

Accounts Payable

	December 31,	December 31,
	2021	2020
RLT Consulting	$21,591	$21,591
Jerry Gomolski	22,980	22,980
Charter 804CS	20,099	20,099
Gary Gray	12,000	12,000
Compensation owed to related parties	$78,690	$78,690

Accrued Compensation

On December 31, 2021 and December 31, 2020, we had $0 and $64,481 payable to William J. Delgado and $90,834 and $77,834 to Jerome Gomolski, respectively.

At, December 31, 2021 and December 31, 2020 we had the following:

		William	Jerome
	Total	Delgado	Gomolski
Balance 12/31/2020	$142,315	$64,481	$77,834

2021 Salary	288,000	240,000	48,000
Payments	(339,481)	(304,481)	(35,000)

Balance 12/31/2021	$90,834	$—	$90,834